GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Well Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Feb
12,
2024
Jan
12,
2024
Mar
12,
2024
Jan 31, 2024
Feb 06, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Nov 13, 2015
Oct 23, 2015
Oct 13, 2048
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Distribution Date Report
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Loan Detail Page
7
Historical Loan Modification Report Page
9
Bond/Collateral Realized Loss Reconciliation
Page
10
Historical Delinquency & Liquidation (Stated)
Page
11
REO Additional Detail Page
12
REO Status Report Page
13
Historical Liquidation Loss Loan Detail
Page
14
Interest Adjustment Reconciliation
Page
15
Appraisal Reduction Report Page
16
Loan Level Detail Page
17
Material Breaches and Document Defects
Page
19
Mortgage Loan Characteristics
Page
20
Delinquent Loan Detail
Page
24
Supplemental Information Page
25

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.53900%
A-2
2.07500%
Balance
30,283,000.00
28,822,000.00
Balance (1)
0.00
0.00
Distribution
0.00
0.00
Distribution (2)
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.24400%
185,000,000.00
164,751,801.17
0.00
445,379.04
445,379.04
0.00
164,751,801.17
A-4
3.50600%
284,382,000.00
284,382,000.00
0.00
830,869.41
830,869.41
0.00
284,382,000.00
A-AB
3.27800%
65,382,000.00
22,398,008.44
975,947.45
61,183.89
1,037,131.34
0.00
21,422,060.99
X-A
1.19313%
X-B
0.17071%
A-S
3.91100%
634,167,000.00
48,782,000.00
40,298,000.00
511,829,809.61
48,782,000.00
40,298,000.00
0.00
0.00
0.00
508,900.22
6,939.50
131,337.90
508,900.22
6,939.50
131,337.90
0.00
0.00
0.00
510,853,862.16
48,782,000.00
40,298,000.00
100.00000%
B
4.46600%
48,782,000.00
48,782,000.00
0.00
181,550.34
181,550.34
0.00
48,782,000.00
100.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.63671%
42,419,000.00
42,419,000.00
0.00
163,903.71
163,903.71
0.00
42,419,000.00
100.00000%
D 2.97900%
X-D
1.65771%
E
4.63671%
51,964,000.00
51,964,000.00
23,331,000.00
51,964,000.00
51,964,000.00
23,331,000.00
0.00
0.00
0.00
129,000.63
71,784.21
90,149.16
129,000.63
71,784.21
90,149.16
0.00
0.00
0.00
51,964,000.00
51,964,000.00
23,331,000.00
F
4.63671%
8,483,000.00
8,483,000.00
0.00
11,092.11
11,092.11
0.00
8,483,000.00
G
4.63671%
S 0.00000%
R
0.00000%
39,238,739.00
0.00
0.00
35,511,786.77
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
35,511,786.77
0.00
0.00
Totals:
848,384,739.00
722,320,596.38
975,947.45
2,632,090.12
3,608,037.57
0.00
721,344,648.93
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 131,499,000.00.
(2) Class S is a sole beneficiary of Excess Interest.
DISTRIBUTION D
A
TE REPORT
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
3.911000%
B
4.466000%
Balance
40,298,000.00
48,782,000.00
Balance
40,298,000.00
48,782,000.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
40,298,000.00
48,782,000.00
Exchanged
0.00000%
0.00000%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.636706%
42,419,000.00
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00000%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
A-1
36250VAA0
A-2
36250VAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36250VAC6
890.55027659
0.00000000
2.40745425
2.40745425
0.00000000
890.55027659
A-4
36250VAD4
1000.00000000
0.00000000
2.92166667
2.92166667
0.00000000
1000.00000000
A-AB
36250VAE2
342.57147900
14.92685219
0.93579109
15.86264328
0.00000000
327.64462681
X-A
36250VAF9
X-B
36250VAG7
A-S
36250VAH5
807.08994572
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
0.80247036
0.14225532
3.25916667
0.80247036
0.14225532
3.25916667
0.00000000
0.00000000
0.00000000
805.55100180
1000.00000000
1000.00000000
B
36250VAJ1
1000.00000000
0.00000000
3.72166667
3.72166667
0.00000000
1000.00000000
PEZ
36250VAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250VAL6
1000.00000000
0.00000000
3.86392199
3.86392199
0.00000000
1000.00000000
D 36250VAM4
X-D
36250VAN2
E
36250VAP7
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
2.48250000
1.38142199
3.86392199
2.48250000
1.38142199
3.86392199
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
F
36250VAR3
1000.00000000
0.00000000
1.30756890
1.30756890
0.00000000
1000.00000000
G
36250VAT9
S
36250VAV4
R
36250VAX0
905.01855246
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
905.01855246
0.00000000
0.00000000
F
ACTOR DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
164,751,801.17
0.00
0.00
0.00
0.00
164,751,801.17
0.00
A-4
284,382,000.00
0.00
0.00
0.00
0.00
284,382,000.00
0.00
A-AB
22,398,008.44
975,947.45
0.00
0.00
0.00
21,422,060.99
0.00
A-S
B
PEZ
40,298,000.00
48,782,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
40,298,000.00
48,782,000.00
0.00
0.00
0.00
0.00
C
42,419,000.00
0.00
0.00
0.00
0.00
42,419,000.00
0.00
D
51,964,000.00
0.00
0.00
0.00
0.00
51,964,000.00
0.00
E
23,331,000.00
0.00
0.00
0.00
0.00
23,331,000.00
0.00
F
G
8,483,000.00
35,511,786.77
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,483,000.00
35,511,786.77
0.00
3,726,952.23
Totals:
722,320,596.38
975,947.45
0.00
0.00
0.00
721,344,648.93
3,726,952.23
PRINCI
P
AL DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
A-1
A-2
Interest
0.00
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
445,379.04
0.00
0.00
0.00
0.00
445,379.04
0.00
A-4
830,869.41
0.00
0.00
0.00
0.00
830,869.41
0.00
A-AB
61,183.89
0.00
0.00
0.00
0.00
61,183.89
0.00
X-A
X-B
A-S
508,900.22
6,939.50
131,337.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
508,900.22
6,939.50
131,337.90
0.00
0.00
0.00
B
181,550.34
0.00
0.00
0.00
0.00
181,550.34
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
163,903.71
0.00
0.00
0.00
0.00
163,903.71
0.00
D
X-D
E
129,000.63
71,784.21
90,149.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
129,000.63
71,784.21
90,149.16
0.00
0.00
0.00
F
32,777.65
0.00
0.00
21,685.54
0.00
11,092.11
21,685.54
G
S
R
137,214.77
0.00
0.00
0.00
0.00
0.00
10,897.21
0.00
0.00
137,214.77
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,968,358.38
0.00
0.00
Totals:
2,790,990.44
0.00
10,897.21
158,900.32
0.00
2,632,090.12
2,990,043.92
INTEREST DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Interest
Fees
Scheduled Interest
2,896,400.85
Master Servicing Fee
8,707.65
Interest Adjustments
(158,900.30)
Trustee/Certificate Administrator Fees
2,550.17
Deferred Interest
0.00
CREFC Intellectual Property
Royalty License Fee
311.00
Net Prepayment Shortfall
0.00
Operating Advisor Fee
808.60
Net Prepayment Interest Excess
0.00
Special Servicing Fee
21,833.01
Interest Reserve (Deposit)/Withdrawal
Interest Collections
(93,033.01)
2,644,467.54
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
0.00
0.00
21,833.01
Miscellaneous Fee
0.00
Principal
Scheduled Principal
975,947.45
Fee Distributions
34,210.43
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
975,947.45
Reimbursed for Interest on Advances
0.00
Net ASER Amount
137,067.29
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
21,833.01
158,900.30
Payments to Certificateholders
Yield Maintenance
Excess Interest
Excess Liquidatation Proceeds
Interest Distribution
2,632,090.12
Other Collections
0.00
0.00
0.00
0.00
Principal Distribution
Yield Maintenance
975,947.45
0.00
Excess Interest
0.00
Payments to Certificateholders
3,608,037.57
Total Collections
3,620,414.99
Total Distribution
3,620,414.99
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Mortgage Loan Stated Principal Balance
P&I Advances:
P & I Advances
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
722,320,596.36
721,344,648.91
85.03%
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
4,963,654.02
Ending Loan Count
51
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
19
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.8118260%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
F
0.00
0.00
0.00
Controlling Class Representative:
GalaxyCosmos34 LLC
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add’l Trust Expenses in Related Collection Period
0.00
ADDITIONAL LOAN DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

Stated Principal
Count
Balance
0
0.00
Amount Of Any
Loan ID
Liq Proceeds
0.00
Portion Included
in Avail Funds
0.00
Totals:
0
0.00
Totals:
0.00
0.00
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
ADDITIONAL LOAN DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
2
79,995,657.46
Please see Loan Modification Report on Trustee website.
80,823,622.57
3
67,446,250.99
Please see Loan Modification Report on Trustee website.
67,446,250.99
12
15,841,142.48
Servicer provided no comment
15,841,142.48

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
3
0.00
0.00
0.00
0.00
0.00
Nov 2021
850,000.00
850,000.00
0.00
0.00
3
0.00
850,000.00
0.00
0.00
0.00
Jan 2022
(250,713.60)
599,286.40
0.00
0.00
3
0.00
599,286.40
0.00
0.00
0.00
Feb 2022
(135,358.95)
463,927.45
0.00
0.00
3
0.00
463,927.45
0.00
0.00
0.00
Mar 2022
(283,568.28)
180,359.17
0.00
0.00
3
0.00
180,359.17
0.00
0.00
0.00
Apr 2022
(141,784.14)
38,575.03
0.00
0.00
3
0.00
38,575.03
0.00
0.00
0.00
Jun 2022
(283,568.28)
(244,993.25)
0.00
0.00
3
0.00
(244,993.25)
0.00
0.00
0.00
Jul 2022
(141,784.14)
(386,777.39)
0.00
0.00
3
0.00
(386,777.39)
0.00
0.00
0.00
Aug 2022
(141,784.14)
(528,561.53)
0.00
0.00
3
0.00
(528,561.53)
0.00
0.00
0.00
Sep 2022
(141,784.14)
(670,345.67)
0.00
0.00
3
0.00
(670,345.67)
0.00
0.00
0.00
Oct 2022
(141,784.14)
(812,129.81)
0.00
0.00
3
0.00
(812,129.81)
0.00
0.00
0.00
Nov 2022
(75,587.75)
(887,717.56)
0.00
0.00
17
12,417,971.55
2,140,818.61
0.00
0.00
0.00
0.00
Nov 2020
0.00
2,140,818.61
0.00
0.00
17
2,137,677.80
2,140,818.61
0.00
0.00
0.00
Apr 2021
(3,140.81)
2,137,677.80
0.00
0.00
23
10,719,451.89
0.00
0.00
0.00
0.00
0.00
Oct 2022
0.00
0.00
0.00
0.00
23
1,020.00
0.00
0.00
0.00
0.00
Jun 2023
1,020.00
1,020.00
0.00
0.00
47
3,260,105.76
1,605,578.93
0.00
0.00
0.00
0.00
Apr 2023
0.00
1,605,578.93
0.00
0.00
47
1,591,985.59
1,605,578.93
0.00
0.00
0.00
Jun 2023
(13,593.34)
1,591,985.59
0.00
0.00
47
1,592,682.41
1,591,985.59
0.00
0.00
0.00
Jul 2023
696.82
1,592,682.41
0.00
0.00
47
1,588,134.54
1,592,682.41
0.00
0.00
0.00
Sep 2023
(4,547.87)
1,588,134.54
0.00
0.00
47
1,588,254.54
1,588,134.54
0.00
0.00
0.00
Oct 2023
120.00
1,588,254.54
0.00
0.00
4
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
(907,162.76)
2,839,234.78
3,726,952.34
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Feb 2024
0
0.00
0.0%
1
7,103,288.63
1.0%
1
79,995,657.46
1
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
21,271,523.25
2.9%
0
0.00
0.0%
Jan 2024
1
7,
1
13,477.84
1.0%
0
0.00
0.0%
1
80,1
12,435.63
1
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
21,305,41
1.45
2.9%
0
0.00
0.0%
Dec 2023
1
7,123,626.41
1.0%
0
0.00
0.0%
1
80,228,758.04
1
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
21,339,158.13
3.0%
0
0.00
0.0%
Nov 2023
1
7,134,652.39
1.0%
0
0.00
0.0%
1
80,354,742.78
1
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
21,375,643.45
3.0%
0
0.00
0.0%
Oct 2023
1
7,144,716.51
1.0%
1
80,470,1
19.52
1
1.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,409,096.83
3.0%
0
0.00
0.0%
Sep 2023
2
87,750,853.63
12.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,445,299.47
3.0%
0
0.00
0.0%
Aug 2023
2
87,875,272.29
12.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,478,461.96
3.0%
1
9,869,867.41
1.4%
Jul 2023
2
87,999,204.52
1
1.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,51
1,485.96
2.9%
0
0.00
0.0%
Jun 2023
2
88,133,767.68
1
1.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,547,274.75
2.9%
0
0.00
0.0%
May 2023
1
81,060,424.19
1
1.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,580,01
1.38
2.9%
0
0.00
0.0%
Apr 2023
1
81,237,387.62
1
1.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
21,615,523.19
2.9%
1
3,260,105.76
0.4%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
24,908,080.57
3.3%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
24,959,91
1.91
3.3%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
25,001,505.65
3.3%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
25,042,927.60
3.3%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024

REO S
TA
TUS REPORT
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
21,271,523.25
24,649,709.26
551,145.00
09/29/2022
10
NY
Various
V
arious
23,300,000.00
1
1,050,000.00
01/03/2023
12/31/2024
0.00
0.00
0.00
05/03/2022
47
GA
Lithonia
Retail
4,000,000.00
0.00
3
Count:
2
Totals:
27,300,000.00
21,271,523.25
24,649,709.26
1
1,050,000.00
551,145.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
12,417,971.55
25,300,000.00
10,803,710.20
523,416.45
10,280,293.75
2,137,677.80
17
3
Nov 2020
10,719,451.89
8,690,000.00
13,502,986.35
2,784,554.46
10,718,431.89
1,020.00
23
3
Oct 2022
3,260,105.76
2,350,000.00
2,393,310.51
721,459.29
1,671,851.22
1,588,254.54
47
3
Apr 2023
26,700,007.06
4,029,430.20
22,670,576.86
3,726,952.34
Totals:
Count:
3
26,397,529.20
36,340,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
17,246.43
4,586.58
0.00
0.00
0.00
0.00
78,385.01
0.00
58,682.28
0.00
79,995,657.46
21,271,523.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2
10
101,267,180.71
Count:
Totals:
2
21,833.01
0.00
0.00
137,067.29
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
158,900.30
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
2
07/06/2023
20,028,108.91
02/06/2024
240,000,000.00
08/01/2021
78,385.01
78,385.01
10
01/06/2022
14,007,639.03
04/06/2023
1
1,050,000.00
01/03/2023
58,682.28
2,194,294.63
Count:
2
Totals:
34,035,747.94
251,050,000.00
137,067.29
2,272,679.64

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Office
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
2
Mixed Use
3
Lodging
4
Mixed Use
5
Office
6
Retail
7
Retail
8
Multifamily
9
Retail
10 V
arious
1
1 Industrial
12
Lodging
IL
10/17/23
NY
06/17/20
XX
TX
NY
TX
XX
P
A
OH
12/23/19
NY
P
A
FL
08/06/25
N
10/06/25
N
09/06/25
N
10/06/25
N
10/06/25
N
09/06/25
N
08/06/25
N
09/06/25
N
06/06/25
N
09/06/25
N
10/06/25
N
10/06/25
N
506,388.26
0.00
430,663.14
0.00
287,692.92
0.00
282,015.59
0.00
1
1
1,083.33
0.00
1
15,281.25
0.00
139,078.78
0.00
122,318.53
0.00
121,929.33
0.00
123,234.81
0.00
99,836.64
0.00
98,184.44
0.00
01/06/24
07/06/23
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
01/06/22
02/06/24
02/06/24
0.00
B
365,417.09
0.00
6
313,884.97
0.00
0
287,692.92
0.00
0
209,81
1.05
0.00
0
11
1,083.33
0.00
0
1
15,281.25
0.00
0 96,492.88
0.00
0 88,954.81
0.00
0 81,053.21
0.00
6 89,346.61
0.00
0 69,526.70
0.00
0
66,972.52
94,265,108.07
4.495
79,995,657.46
4.550
67,446,250.99
4.954
51,287,731.51
4.744
30,000,000.00
4.300
29,750,000.00
4.500
24,858,802.49
4.500
22,670,450.93
4.550
19,971,094.85
4.704
21,271,523.25
4.870
17,214,604.47
4.682
15,841,142.48
4.900
0.00
1.14
0.00
0.66
0.00
2.68
0.00
0.85
0.00
3.92
0.00
1.96
0.00
1.19
0.00
1.46
0.00
0.00
0.00
0.71
0.00
1.57
0.00
4.05
12/31/22
12/31/22
12/31/22
13
Multifamily
TX
08/06/25
1
1/22/19
14
Retail
15
Office
16
Retail
FL
OH
05/06/20
MD
09/06/25
N
09/06/25
N
09/06/25
N
85,930.58
0.00
75,689.91
0.00
74,974.24
0.00
02/06/24
02/06/24
02/06/24
0.00
0 60,577.71
0.00
0 52,595.21
0.00
0
52,733.19
14,033,062.39 5.004
13,552,880.36 4.499
13,290,486.55
4.600
0.00
1.36
0.00
1.92
0.00
1.49
12/31/22
12/31/22
12/31/22
17
Lodging
TX
10/06/20
10/20/20
18
Retail
MO
10/06/25
07/14/23
19
Multifamily
20
Retail
21
Mobile Home
12/31/22
22
Mobile Home
MI
09/06/25
N
FL
06/06/25
N
P
A
09/06/25
N
P
A
09/06/25
N
66,142.92
0.00
48,595.36
0.00
63,992.30
0.00
62,926.20
0.00
02/06/24
02/06/24
02/06/24
02/06/24
0.00
0
47,279.76
0.00
0
48,595.36
0.00
0
42,644.65
0.00
0
41,934.19
1
1,1
18,161.18
4.930
12,350,000.00
4.570
10,462,999.53
4.724
10,288,686.48
4.724
0.00
0.00
0.00
0.00
0.00
1.70
0.00
1.70
12/31/22
23
Retail
OH
12/28/27
09/29/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/23
12/31/23
24
Retail
25
Office
26
Lodging
27
Multifamily
28
Multifamily
29
Multifamily
30
Multifamily
31
Office
32
Mobile Home
33
Retail
34
Office
35
Multifamily
36
Multifamily
37
Office
38
Retail
39
Office
40
Retail
41
Multifamily
MI
OH
10/30/20
GA
FL
AZ
GA
MI
NY
P
A
NM
CA
TX
OH
AZ
AZ
TX
TX
GA
09/06/25
N
09/06/25
N
06/06/25
N
10/06/25
N
07/06/25
N
09/06/25
N
09/06/25
N
10/06/25
N
09/06/25
N
09/06/25
N
09/06/25
N
05/06/25
N
06/06/25
N
06/06/25
N
09/06/25
N
08/06/25
N
08/06/25
N
07/06/25
N
56,230.72
0.00
55,982.16
0.00
56,106.86
0.00
55,214.78
0.00
54,895.03
0.00
43,190.95
0.00
40,453.75
0.00
38,672.76
0.00
34,583.41
0.00
34,326.00
0.00
33,742.72
0.00
31,166.13
0.00
31,532.50
0.00
32,000.61
0.00
29,365.40
0.00
29,733.37
0.00
29,181.34
0.00
30,450.95
0.00
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
1
1/06/23
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
0.00
0
38,035.13
0.00
0
38,900.74
0.00
0
37,716.99
0.00
0
38,701.13
0.00
0
41,21
1.50
0.00
0
31,087.51
0.00
0
28,784.40
0.00
2
28,483.55
0.00
0
23,046.47
0.00
0
23,061.24
0.00
0
24,031.06
0.00
0
20,895.61
0.00
0
20,877.86
0.00
0
22,906.55
0.00
0
18,814.32
0.00
0
19,469.23
0.00
0
18,707.15
0.00
0
21,831.28
9,885,354.03 4.460
10,024,051.55 4.499
9,
1
16,204.66 4.795
9,470,187.84 4.738
9,891,836.43 4.832
7,652,785.46 4.710
7,100,468.88 4.700
7,103,288.63 4.650
5,654,525.74 4.724
5,579,714.42 4.790
5,917,866.91 4.708
5,515,373.66 4.392
5,179,381.07 4.672
5,372,486.87 4.943
4,932,077.99 4.421
4,904,829.85 4.600
4,882,417.01 4.440
5,105,339.05
4.958
0.00
1.80
0.00
1.66
0.00
0.00
0.00
2.34
0.00
0.00
0.00
0.00
0.00
1.23
0.00
0.15
0.00
1.46
0.00
1.40
0.00
2.09
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2.26
0.00
2.45
0.00
2.16
0.00
0.00

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
42
Retail
CA
09/06/25
N
27,125.66
0.00
02/06/24
0.00
0
19,004.14
4,638,050.73
4.750
0.00
2.08
12/31/22
43
Retail
TX
10/06/25
N
26,144.86
0.00
02/06/24
0.00
0
17,192.57
4,331,388.73
4.600
0.00
1.86
12/31/22
44
Self Storage
AZ
10/06/20
06/05/20
45
Multifamily
MI
09/06/25
N
21,259.40
0.00
02/06/24
0.00
0
1
1,921.75
2,969,920.63
4.647
0.00
0.00
46
Retail
MI
09/06/25
N
3,385.25
0.00
02/06/24
0.00
0
1,898.37
472,917.95
4.647
0.00
0.99
12/31/22
47
Retail
GA
09/06/25
03/17/23
12/31/22
12/31/22
12/31/22
48
49
50
51
52
53
54
55
56
57
Office
Self Storage
Self Storage
Office
Retail
Retail
Self Storage
Mixed Use
Mobile Home
Mobile Home
CA
09/06/25
N
P
A
10/06/25
N
AZ
08/06/25
N
TX
10/06/25
N
MO
09/06/25
N
TX
04/06/25
N
AZ
09/06/25
N
IL
10/06/25
N
IN
09/06/25
N
IN
09/06/25
N
3,367,819.62
3,490,788.41
3,350,584.49
3,182,681.07
2,399,148.18
2,339,188.54
2,049,497.94
2,092,790.38
2,
1
19,807.94
1,583,231.26
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
02/06/24
0.00
0
14,012.21
0.00
0
14,543.68
0.00
0
12,991.33
0.00
0
13,924.43
0.00
0
10,050.56
0.00
0
10,171.37
0.00
0 8,232.32
0.00
0 8,685.55
0.00
0 8,777.64
0.00
0 6,555.80
4.822
20,776.84
0.00
4.830
20,532.73
0.00
4.495
18,736.37
0.00
5.071
20,023.26
0.00
4.850
17,420.49
0.00
5.040
14,615.86
0.00
4.650
14,673.90
0.00
4.810
12,869.1
1
0.00
4.800
12,591.97
0.00
4.800
9,404.63
0.00
0.00
0.00
0.00
0.00
0.00
3.27
0.00
0.00
0.00
1.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.71
0.00
0.00
721,344,648.91
3,872,348.30
0.00
Totals:
Count:
57
0.00
2,896,400.85
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Count
0M
to
4.9M
17
5M
to
9.9M
14
10M
to
14.9M
8
15M
to
19.9M
3
20M
to
24.9M
3
25M
to
29.9M
1
30M
to
34.9M
1
50M
to
54.9M
1
65M
to
69.9M
1
75M
to
79.9M
1
90M
to
94.9M
1
Total
51
$721,344,648.91
100.00%
$51,287,731.51
7.
1
1%
$67,446,250.99
9.35%
2
$68,800,776.67
9.54%
6
$29,750,000.00
4.12%
$30,000,000.00
4.16%
4
$95,120,328.04
13.19%
8
$53,026,841.80
7.35%
Balance ($)
%
12
$53,107,140.72
7.36%
$98,544,813.65
13.66%
10
Remaining Principal Balance
14
$79,995,657.46
1
1.09%
0
$94,265,108.07
13.07%
5M
to
9.9M
65M
to
69.9M
20M
to
24.9M
15M
to
19.9M
50M
to
54.9M
30M
to
34.9M
90M
to
94.9M
10M
to
14.9M
0M
to
4.9M
75M
to
79.9M
25M
to
29.9M
Count
Balance ($)
%
4.250%
-
4.490%
4.500%
-
4.740%
4.750% - 4.990%
5.000% - 5.240%
9
$176,407,847.16
24.46%
23
$354,947,573.90
49.21%
16
$170,434,295.85
23.63%
3
$19,554,932.00
2.71%
Total
51
$721,344,648.91
100.00%
0
Total Weighted Average Rate: 4.66%
10
20
30
40
Gross Rate
50
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Count
Balance ($)
%
NEW YORK
TEXAS
ILLINOIS
VARIOUS
PENNSYL
V
ANIA
FLORIDA
OHIO
MICHIGAN
ARIZONA
GEORGIA
CALIFORNIA
MARYLAND
NEW MEXICO
INDIANA
MISSOURI
4
$138,370,469.34
19.18%
8
$106,193,610.37
14.72%
2
$96,357,898.45
13.36%
2
$92,305,053.48
12.80%
6
$69,782,055.56
9.67%
4
$51,694,392.71
7.17%
4
$48,727,407.83
6.76%
5
$31,546,822.67
4.37%
5
$25,596,483.72
3.55%
3
$21,874,329.17
3.03%
3
$13,923,737.26
1.93%
1
$13,290,486.55
1.84%
1
$5,579,714.42
0.77%
2
$3,703,039.20
0.51%
1
$2,399,148.18
0.33%
Geographic Distribution by State
4
8
12
16
20
Total
51
$721,344,648.91
100.00%
0
NEW YORK
TEXAS
ILLINOIS
VARIOUS
PENNSYLVANIA
FLORIDA
OHIO
MICHIGAN
ARIZONA
GEORGIA
CALIFORNIA
MARYLAND
NEW MEXICO
INDIANA
MISSOURI
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Mobile
Home
Park
Multifamily
Office
Retail
Self Storage
Various
1
$17,214,604.47
2.39%
3
$92,403,598.13
12.81%
3
$133,376,179.35
18.49%
5
$30,109,250.95
4.17%
10
$86,673,905.13
12.02%
10
$177,691,012.93
24.63%
15
$153,713,703.86
21.31%
3
$8,890,870.84
1.23%
1
$21,271,523.25
2.95%
Total
51
$721,344,648.91
100.00%
Lodging
12.8
Mixed Use
18.5
Mobile Home Park
4.2
Office
24.6
Multifamily
12.0
Retail
21.3
2.9
2.4
Property
T
ype
Self Storage
o Industrial
1.2
Vari
us
Industrial
2.4%
Lodging
12.8%
Mixed Use
18.5%
Mobile Home Park
4.2%
Multifamily
12.0%
Office
24.6%
Retail 21.3% Self
Storage
1.2%
Various
2.9%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
99 -
101
102 -
104
Months
20
Total Weighted Average Seasoning:
101
40
Total
51
$721,344,648.91
100.00%
Count
Balance ($)
%
80
45
$586,743,718.46
81.34%
6
$134,600,930.45
18.66%
60
Seasoning
100
0
99 -
101
102 -
104
15 -
17
1
18 -
20
50
Total
51
Months
Count
20
Total Weighted Average Remaining Months:
19
40
$2,339,188.54
0.32%
$719,005,460.37
99.68%
60
$721,344,648.91
100.00%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
15 -
17
18 -
20

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
4.000 - 4.490
4.500 - 4.990
Not Avail.
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
1
$30,000,000.00
4.16%
0.000
-
0.490
0.500
-
0.990
1.000
-
1.490
1.500
-
1.990
2.000
-
2.490
2.500
-
2.990
3.000
-
3.490
4.000
-
4.490
4.500 - 4.990
Not Avail.
15
$102,828,159.76
14.26%
Total
51
$721,344,648.91
100.00%
Total Weighted Average DSCR:
1.50
8
$93,986,078.95
13.03%
8
7
$55,476,920.33
7.69%
4
$84,737,170.63
1
1.75%
4
4
$72,154,424.64
10.00%
8
$161,702,986.92
22.42%
12
2
$101,267,180.71
14.04%
16
20
Count
Balance ($)
%
DSCR
24
1
$3,350,584.49
0.46%
0
1
$15,841,142.48
2.20%
0.000 - 0.490
Amortizing Balloon
25.66%
IO Maturity Balloon
10.00%
IO/Amortizing/Balloon
64.34%
Amortizing Balloon
25.66%
IO Maturity Balloon
10.00%
IO/Amortizing/Balloon 64.34%
Total:
100.00%
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
20
$185,125,489.57
25.66%
3
$72,100,000.00
10.00%
IO/Amortizing/Balloon
28
$464,1
19,159.34
64.34%
Total
51
$721,344,648.91
100.00%
Amortization
T
ype

DELINQUENT LOAN DE
T
AIL
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Outstanding
P&I
Advances***
Outstanding
Loan
Servicing
Status
Advances
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Loan ID
Current
P&I
Advances**
10/17/2023
12/23/2019
09/29/2022
0.00
B
3,254,490.28 6
1
12,251.41 6
0.00
1
2
10
12
31
Paid Thru
Date
01/06/2024
07/06/2023
01/06/2022
02/06/2024
1
1/06/2023
1,01
1,962.97
2,933,854.03
901,909.77
0.00
1
15,927.25
52,155.00
2
505,981.79
430,318.21
123,143.08
98,1
16.10
38,642.13
Count:
5
T
otals:
1,196,201.31
4,963,654.02
3,418,896.69
*
Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
February 2024
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.